INCOME TAX - Reconciliation of federal income tax rate (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory federal income tax rate		21.00%	21.00%
Income tax provision	0.00%
Mudrick Capital Acquisition Corporation [Member]
Statutory federal income tax rate		21.00%	21.00%
State taxes, net of federal tax benefit		0.00%	0.00%
True-ups		0.00%	0.60%
Change in valuation allowance		3.80%	4.00%
Income tax provision		24.80%	25.60%